Selected Statement of Operations Data - Cost of Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
1) Cost of products sold:
Materials and subcontractors	$ 240,601	$ 185,431	$ 125,043
Labor costs	27,856	26,006	20,753
Overhead and other expenses	17,046	12,544	10,906
Cost of products sold	285,503	223,981	156,702
2) Cost of services rendered:
Materials consumed	60,687	51,167	44,088
Labor costs	42,462	37,135	34,117
Overhead and other expenses	24,067	17,270	13,548
Cost of services rendered	$ 127,216	$ 105,572	$ 91,753